[FMB LOGO]

                                     ANNUAL
                                     REPORT

                              FMB MONEY MARKET FUND


                                FMB INTERMEDIATE
                             GOVERNMENT INCOME FUND


                                  FMB MICHIGAN
                               TAX-FREE BOND FUND


                                 FMB DIVERSIFIED
                                   EQUITY FUND


                                NOVEMBER 30, 1996

                     TABLE OF CONTENTS

     LETTER TO SHAREHOLDERS ......................1

     1996 FISCAL YEAR IN REVIEW ..................3

     FMB MONEY MARKET FUND .......................6

     FMB INTERMEDIATE GOVERNMENT
        INCOME FUND ..............................8

     FMB MICHIGAN TAX-FREE
        BOND FUND ...............................11

     FMB DIVERSIFIED EQUITY
        FUND ....................................16

     STATEMENT OF OPERATIONS ....................19

     STATEMENT OF CHANGES IN NET ASSETS .........20

     FINANCIAL HIGHLIGHTS .......................22

     NOTES TO FINANCIAL STATEMENTS ..............26

                         [FMB LOGO]

The FMB Funds, Inc.:
[BULLET] are not deposits, other obligations of, or guaranteed by First Michiga
         Bank Corporation or any of its affiliates;
[BULLET] are not insured by the Federal Deposit Insurance Corporation (FDIC)
         or any other agency;
[BULLET] involve investment risks, including the possible loss of the principal amount invested.

SEI Financial Services Company, the distributor of FMB Funds, Inc., is not affiliated with First Michigan Bank Corporation. FMB-Trust, a subsidiary of First Michigan Bank Corporation, serves as investment adviser for FMB Funds, Inc.

NOVEMBER 30, 1996

                                                                      [FMB LOGO]

Dear Shareholder:

On behalf of the Directors and Officers of the FMB Funds, Inc., I am pleased to send you this audited annual report for the fiscal year ended November 30, 1996. This report reflects the performance, financial position, and investment composition of your funds.

As you will see in the pages ahead, our fund family continues to grow larger and stronger, through a combination of investment performance and increasing shareholder acceptance. We are gratified by these results, and look forward to continued success in the future.

ECONOMIC REVIEW AND OUTLOOK
The calendar year 1996 began with the Federal Reserve Board lowering short-term interest rates by 25 basis points (.25 percent) at its January meeting. Citing reduced inflationary expectations and the need to extend the economic expansion, the Fed gave additional momentum to the markets. Their decision, along with economic growth rates of a relatively manageable two to three percent, led to expectations of lower interest rates and improved corporate earnings throughout the year.

As the year progressed, the Fed continued to hold rates steady, as economic indicators sent conflicting signals about such inflationary factors as growth and employment levels. By late summer, the data pointed to slower growth and controlled inflation. The market reacted favorably to these reports, and to the outcome of the November elections, leading the markets to a series of new highs.

As our fiscal year ends, the market sees a favorable combination of factors that includes a balance of power in Washington, steady economic growth, and controlled inflation. These factors, along with corporate earnings and low interest rates, continue to push the stock market to historic levels.

Looking ahead, we anticipate further interest rate declines by mid-1997, and relatively steady performance by the stock market provided there are no significant earnings disappointments. In addition, improving world economies should provide further support to our markets and to our domestic economy.

GENERAL OVERVIEW
As we celebrate our fifth full year of operations, the FMB Funds are proud to report a number of significant advances for our fund family. These included the appointment of SEI Fund Resources as our new fund administrator, and the development of strategies to broaden the visibility of the Funds. These and other factors contributed to a very successful year for the FMB Funds, as net assets grew to $387.5 million by year-end, a 21.5% increase over the previous year's total of $319.5 million.

The following is a brief summary of key achievements for the individual funds within our family. For a more complete discussion of fund performance for the year, please refer to the Manager's Discussion and Analysis section in the pages ahead.

NOVEMBER 30, 1996

FMB MONEY MARKET FUND
The FMB Money Market Fund had net assets of $172.5 million at November 30, 1996, with a weighted average maturity of 52 days. This Fund invests primarily in high quality, short-term investments such as commercial paper, certificates of deposit, and repurchase agreements collateralized by government securities.

FMB INTERMEDIATE GOVERNMENT INCOME FUND
As of November 30, 1996, net assets of the FMB Intermediate Government Income Fund totaled $113.3 million, while the average weighted maturity stood at 3.6 years. This Fund seeks high current income consistent with prudent risk of capital, and invests primarily in high-quality government and agency securities. The Adviser's investment strategy is to seek maximum income, while limiting the potential for volatility during periods of interest rate fluctuation. As part of this strategy, the Fund employs a "laddering" technique, investing in securities at various points along the intermediate maturity spectrum.

FMB MICHIGAN TAX-FREE BOND FUND
As of November 30, 1996, the FMB Michigan Tax-Free Bond Fund had net assets of $32.1 million and an average maturity of 7.6 years. This Fund invests primarily in high quality debt obligations of the State of Michigan and its political subdivisions. During the past year, the Fund's average maturity was lengthened in order to take advantage of yield curve opportunities. This strategy resulted in enhanced total returns.

FMB DIVERSIFIED EQUITY FUND
Net assets of the FMB Diversified Equity Fund as of November 30, 1996 totaled $69.0 million. The primary objective of this fund is to seek long-term capital appreciation through investments in growth-oriented stocks. The Fund's investment strategy emphasizes companies that have exhibited a high degree of stability, along with predictable growth in both earnings and dividends. In the past year, this strategy has resulted in strong total returns.

The FMB Funds are managed locally by FMB-Trust and the subadviser, First Michigan Bank Corporation, located at One Financial Plaza, Holland, Michigan. If you would like additional information or assistance, please call us at (800) 453-4234.

We thank you for your continued confidence in the FMB Funds, and we look forward to serving you in the months and years ahead.



/S/ SIGNATURE
Michael R. Mucciolo
Chairman of the Board

                                                                      [FMB LOGO]

1996 FISCAL YEAR IN REVIEW

FMB Intermediate Government Income Fund

A line graph depicting the Comparison of Change in the Value of a $10,000 Investment in the FMBIntermediate Gov't. Income Fund, Institutional and Consumer Class, versus the Lehman Intermediate Government/Corporate Bond Index

            Institutional Class  Consumer Class        Lehman
12/31/91            10000             9700             10000
11/92               10519            10190             10575
11/93               11507            11157             11604
11/94               11269            10914             11393
11/95               12693            12293             13046
11/96               13324            12883             13807

During the fiscal year ended November 30, 1996, the Intermediate Government Income Fund continued to invest in a portfolio of U.S. Treasury, government agency, and mortgage-related securities.In order to limit the chance of price declines due to the rising rate environment of this period, the average maturity of the Fund was kept near the short end of its target range of three to seven years.

During the last quarter of the fiscal year, the Fund sold a number of issues that were scheduled to mature in less than one year, and reinvested the proceeds in securities that are further out on the yield curve. This action should help the Fund take advantage of the recent decline in interest rates, and position it well for the coming year.

During a very volatile year for intermediate term bonds, the total return of the Fund (before deduction of the sales charge for the Consumer Service Class) tracked the performance of the benchmark Lehman Intermediate Government/ Corporate Bond Index.

The Fund continues to feature a relatively low risk profile compared to its peer group. This is attributable to the Fund's shorter duration, which reduces interest rate risk, and to the lack of corporate issues in the portfolio, which reduces credit and default risks.

NOVEMBER 30, 1996

1996 FISCAL YEAR IN REVIEW

FMB Michigan Tax-Free Bond Fund

A line graph depicting the Comparison of Change in the Value of a $10,000 Investment in the FMB Michigan Tax-Free Bond Fund, Institutional and Consumer Class, versus the Lehman 5-Year Municipal Bond Index, and the Lehman 7-Year Municipal Bond

           FMB Michigan       FMB Michigan     Lehman 5-Year     Lehman 7-Year
             Tax-Free           Tax-Free          Municipal         Municipal
            Bond Fund,         Bond Fund,           Bond              Bond
        Institutional Class  Consumer Class        Index             Index
12/31/91     $10,000             $ 9,700          $10,000           $10,000
11/92        $10,636             $10,304          $10,679           $10,718
11/93        $11,543             $11,183          $11,530           $11,717
11/94        $11,372             $11,018          $11,391           $11,427
11/95        $12,875             $12,473          $12,793           $13,175
11/96        $13,490             $13,408          $13,430           $13,866

During the fiscal year ended November 30, 1996, municipal bond rates began and ended at roughly the same level. In between, municipal rates rose by as much as 0.65%, at their peak levels in June, before retreating to their starting point by fiscal year-end.

The mid-year increase in rates was triggered by stronger than expected economic growth in the second calendar quarter. This fueled expectations that the Federal Reserve Board would aggressively raise interest rates. However, slower growth in the third calendar quarter, combined with the "status quo" election results, led rates to fall back once again.

To capitalize on these market fluctuations, the Fund employed a two-part maturity strategy. Initially, a perceived rise in rates during the first half of the fiscal year led the Fund to shorten its average maturity from 7.2 years to
6.9 years. Then, as interest rates peaked, the Fund began extending its average maturity to 7.6 years in order to lock in higher yields.

This strategy helped protect the Fund's market value while interest rates were rising, and provided incremental appreciation when rates fell.

At fiscal year-end, with interest rates low once again, the Fund adopted a more defensive position, and will most likely move toward a slightly shorter average maturity in the months ahead.

                                                                      [FMB LOGO]

FMB Diversified Equity Fund

A line graph depicting the Comparison of Change in the Value of a $10,000 Investment in the FMB Diversified Equity Fund, Institutional and Consumer Class, versus the S&P 500 Composite Index

                     Inst         Consu           S&P        Lipper
12/31/91            10000          9600         10000         10000
Nov-92              10396          9968         10633         10662
Nov-93              10251          9828         11706         11726
Nov-94              10388          9960         11827         11704
Nov-95              13353         12802         16033         15407
Nov-96              16368         15675         20459         18656

After the stock market's very strong performance in 1995, few imagined that S&P 500 stocks would produce another return of 20%+ in 1996. But that is indeed what happened. With the exception of a modest correction in July, every month of calendar 1996 saw positive returns in the overall market.

The fuel for this long-running rally has been the large flow of cash into equity mutual funds. This, coupled with the widespread belief that equity portfolio managers must remain fully invested at all times, has allowed the market to rise to levels that many consider to be overvalued by almost any historical measure.

Our strategy during this period has been to increase our positions in defensive issues, in anticipation of slower economic activity. In particular, we are focusing on such sectors as food, health care, and household products, which may offer more stable earnings in the event of an economic downturn.

In addition, we are taking a more quantitative approach to equity management, and are focusing on those issues whose underlying strengths appear to support their current valuations.

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS

FMB MONEY MARKET

[PIECHART]

U.S. TREASURY OBLIGATIONS           14%
U.S. GOVERNMENT AGENCY OBLIGATIONS   7%
CERTIFICATES OF DEPOSIT              5%
COMMERCIAL PAPER                    67%
CASH EQUIVALENTS                     7%

% of Total Portfolio Investments (Unaudited)

-------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
COMMERCIAL PAPER -- 67.3%
   Beneficial
     5.310%,  01/15/97              $8,000      $7,947
   Cargill
     5.220%,  12/12/96               8,000       7,987
   Ciesco
     5.290%,  01/13/97               7,800       7,751
   Coca Cola
     5.220%,  12/09/96               8,000       7,991
   Commercial Credit
     5.310%,  01/24/97               8,000       7,936
   Deere
     5.230%,  12/18/96               8,000       7,980
   E.I. du Pont de Nemours
     5.220%,  12/13/96               8,000       7,986
   Ford Motor Credit
     5.320%,  01/10/97               2,000       1,988
     5.390%,  01/10/97               6,000       5,964
   General Electric Capital
     5.310%,  01/21/97               8,000       7,940
-------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
   John Deere Capital
     5.500%,  01/07/97              $6,500      $6,463
   Lucent Technologies
     5.240%,  12/20/96               8,000       7,978
   Merrill Lynch
     5.560%,  01/06/97               6,600       6,563
   Norwest
     5.250%,  12/02/96               7,800       7,799
   Philip Morris
     5.280%,  02/03/97               8,000       7,925
   Walt Disney
     5.280%,  01/14/97               8,000       7,949
                                              --------
       Total Commercial Paper
       (Cost $116,147)                         116,147
                                              --------
U.S. TREASURY OBLIGATIONS -- 14.1%
   U.S. Treasury Bills (B)
     5.155%,  03/06/97               5,000       4,933
     5.225%,  04/03/97               5,000       4,911
     5.271%,  05/29/97               7,000       6,812
     5.362%,  10/16/97               8,000       7,634
                                              --------
       Total U.S. Treasury Obligations
       (Cost $24,290)                           24,290
                                              --------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 7.2%
   FHLB
     6.000%,  09/12/97               2,500       2,500
   FNMA (A)
     5.360%,  12/03/97              10,000       9,997
                                              --------
       Total U.S. Government Agency Obligations
       (Cost $12,497)                           12,497
                                              --------
   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
   6

                                                                      [FMB LOGO]
FMB MONEY MARKET FUND (CONCLUDED)
-------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 4.4%
   First Tennessee Bank
     5.300%,  12/27/96              $7,500      $7,500
                                              --------
       Total Certificate of Deposit
       (Cost $7,500)                             7,500
                                              --------
REPURCHASE AGREEMENT -- 7.3%
   First Union
     5.63%, dated 11/29/96,
     matures 12/02/96, repurchase
     price $12,662,938 (collateralized
     by U.S Treasury Note, par
     value $12,565,000, 7.50%,
     matures 01/31/97, market
     value $12,916,086)             12,657      12,657
                                              --------
       Total Repurchase Agreement
       (Cost $12,657)                           12,657
                                               --------
       Total Investments -- 100.3%
       (Cost $173,091)                         173,091
                                              --------
OTHER ASSETS AND LIABILITIES -- (0.3%)
   Total Other Assets and Liabilities, Net        (554)
                                              --------

-------------------------------------------------------
                                                Value
                                                (000)
-------------------------------------------------------
NET ASSETS:
   Shares of Institutional Class
     ($0.001 par value -- 10 billion
     authorized for the company)
     based on 152,547,875
     outstanding shares                       $152,548
   Shares of Consumer Service
     Class ($0.001 par value -- 10
     billion authorized for the
     company) based on 19,987,067
     outstanding shares                         19,987
   Undistributed Net Investment Income              90
   Accumulated Net Realized Loss
     on Investments                                (88)
                                              --------
   Total Net Assets -- 100.0%                 $172,537
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                         $1.00
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Consumer Service Class                      $1.00
                                              ========

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1996. THE DATE SHOWN IS THE RESET DATE.
(B) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD.
FHLB --- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS

FMB INTERMEDIATE GOVERNMENT INCOME FUND

[PIE CHART]

CASH EQUIVALENTS                           3%
U.S. TREASURY OBLIGATIONS                 28%
U.S. GOVERNMENT AGENCY OBLIGATIONS        49%
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS   20%

-------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 19.8%
   FHLB
     8.000%,  01/01/13              $1,290      $1,329
   FHLMC
     9.000%,  10/01/97                 129         133
     9.000%,  12/01/01                 149         155
     7.000%,  11/15/05                 584         587
     7.500%,  11/15/17               1,000       1,022
     7.150%,  07/18/18               2,000       2,011
     6.250%,  01/15/19               4,060       3,985
   FHLMC REMIC
     8.250%,  11/15/20                 347         350
   FNMA
     9.500%,  10/01/97                 132         136
     9.000%,  11/01/97                  37          38
     9.500%,  11/01/97                 129         133
     8.000%,  07/01/98                 146         150

-------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
     8.500%,  10/01/98                 $34         $35
     8.500%,  11/01/98                  78          80
     7.338%,  01/15/99               1,000       1,013
     7.750%,  10/25/00               1,000       1,006
     7.500%,  07/25/02               1,232       1,266
     8.250%,  01/25/05                  64          64
     7.500%,  03/25/05                  27          27
     7.500%,  12/25/05               1,500       1,515
     7.500%,  05/01/07               1,871       1,912
     5.500%,  08/25/16               1,000         982
     6.950%,  05/25/17                 537         537
     8.500%,  11/25/17                 186         186
     6.350%,  07/25/18               1,000       1,004
     6.750%,  09/25/18                 799         798
     7.000%,  10/25/18               2,000       2,004
                                              --------
       Total U.S. Agency Mortgage-
       Backed Obligations
       (Cost $22,460)                           22,458
                                              --------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 48.5%
   FHLB
     6.460%,  02/01/00               1,000       1,003
     6.125%,  09/20/00               2,000       2,015
     6.000%,  03/30/01               1,000       1,000
     6.020%,  09/06/01               2,000       1,981
   FHLMC
     6.600%,  11/12/99               1,000       1,022
     6.550%,  01/04/00               1,000       1,020
     6.780%,  03/28/01               2,000       2,000
     7.140%,  07/31/02               1,500       1,514
     6.800%,  09/18/02               1,000       1,008
     6.120%,  01/21/03               2,500       2,473
     6.550%,  04/02/03               1,000       1,000
     8.335%,  03/14/05               2,000       2,031
     6.830%,  06/15/05               2,000       2,013
     7.000%,  07/06/05               2,000       2,032
   8

                                                                      [FMB LOGO]
FMB INTERMEDIATE GOVERNMENT INCOME FUND (CONTINUED)

-------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
   FNMA
     7.600%,  01/10/97              $1,000      $1,002
     6.810%,  04/23/99               2,000       2,019
     7.240%,  09/02/99               2,000       2,019
     6.330%,  11/03/00               3,000       3,021
     7.000%,  05/10/01               2,000       2,049
     6.630%,  06/05/01               1,000       1,017
     7.550%,  04/22/02               2,000       2,143
     7.000%,  08/12/02               1,000       1,011
     6.950%,  09/10/02               3,000       3,044
     6.720%,  02/25/03               2,400       2,403
     7.090%,  10/13/05               2,000       2,034
   FNMA  MTN
     7.360%,  09/29/99               2,000       2,021
     7.650%,  10/20/99               2,000       2,027
     5.790%,  01/22/01               2,000       1,978
     6.880%,  11/20/06               4,000       4,043
   Tennessee Valley Authority
     6.000%,  01/15/97               1,000       1,001
       Total U.S. Government Agency Obligations
       (Cost $54,467)                           54,944
                                              --------
U.S. TREASURY OBLIGATIONS -- 28.5%
   U.S. Treasury Notes
     8.500%,  07/15/97               1,000       1,019
     7.375%,  11/15/97               5,000       5,088
     7.875%,  01/15/98               3,000       3,079
     7.875%,  04/15/98               1,000       1,031
     9.000%,  05/15/98               5,000       5,244
     8.250%,  07/15/98               4,000       4,167
     6.375%,  01/15/99               2,000       2,032
-------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
     6.875%,  08/31/99              $2,000      $2,060
     7.875%,  11/15/99               1,000       1,059
     6.250%,  05/31/00               2,000       2,032
     8.000%,  05/15/01               2,000       2,171
     7.875%,  08/15/01               2,000       2,167
     7.500%,  11/15/01               1,000       1,071
                                              --------
       Total U.S. Treasury Obligations
       (Cost $31,307)                           32,220
                                              --------
REPURCHASE AGREEMENT -- 3.0%
   First Union
     5.63%, dated 11/29/96,
     matures 12/02/96,
     repurchase price $3,382,586
     (collateralized by U.S. Treasury
     Bill, par value $3,483,000,
     matures 02/13/97, market
     value $3,446,309)               3,381       3,381
                                              --------
     Total Repurchase Agreement
     (Cost $3,381)                               3,381
                                              --------
     Total Investments -- 99.8%
     (Cost $111,615)                           113,003
                                              --------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Total Other Assets and Liabilities, Net         274
                                              --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS

FMB INTERMEDIATE GOVERNMENT INCOME FUND (CONCLUDED)
-------------------------------------------------------
                                               Market
                                                Value
                                                (000)
-------------------------------------------------------
NET ASSETS:
   Shares of Institutional Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 10,665,555 outstanding shares         $108,366
   Shares of Consumer Service Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 516,353 outstanding shares               5,409
   Distributions in excess of net
     investment income                            (128)
   Accumulated net realized loss
     on investments                             (1,758)
   Net unrealized appreciation on
     investments                                 1,388
                                              --------
     Total Net Assets -- 100.0%               $113,277
                                              ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class     $10.13
                                              ========
   Net Asset Value and Redemption Price
     Per Share -- Consumer Service Class        $10.13
                                              ========
   Maximum Offering Price Per Share --
     Consumer Service Class
     ($10.13/97.00%)                            $10.44
                                              ========

FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]
FMB MICHIGAN TAX-FREE BOND FUND

[PIE CHART]

UTILITY BONDS                14%
TRANSPORTATION BONDS          1%
INDUSTRIAL REVENUE BONDS      5%
HOUSING BONDS                 1%
HEALTH CARE BONDS            25%
GENERAL OBLIGATION BONDS     45%
CASH EQUIVALENTS              1%
EDUCATION BONDS               8%

% of Total Portfolio Investments (Unaudited)

--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 99.5%
   Michigan -- 99.5%
   Ann Arbor, Sewer Disposal
     Project, Series 12, RB
     6.950%,  07/01/03                $335        $375
   Ann Arbor, Water Supply System,
     Series T, MBIA, RB
     7.375%,  02/01/03                 710         813
   Bay County, West Side Regional
     Sewer Disposal System, GO
     6.400%,  05/01/01                 150         154
   Chelsea, School District Authority,
     FGIC, GO
     5.500%,  05/01/08                 500         519
   Clio, School District Authority, RB
     7.200%,  05/01/01                 200         209
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
   Dearborn, Economic Development
     Authority, Oakwood Group
     Project, Series A, MBIA, RB,
     Pre-refunded  at 102 (A)
     6.550%,  08/15/01                $250        $278
   Dearborn, School District
     Authority, GO
     5.250%,  05/01/06                 500         514
   Detroit, School District Authority,
     AMBAC, GO, Pre-refunded
     at 102 (A)
     7.100%,  05/01/01                 250         282
   Detroit, Sewer Disposal Project,
     MBIA, RB, Pre-refunded at
     101.5 (A)
     7.125%,  07/01/99                 500         544
   Farmington Hills, Hospital Finance
     Authority, Botsford General
     Hospital Project, Series A,
     MBIA, RB
     6.700%,  02/15/01                 225         245
   Forest Hills, School District
     Authority, GO
     5.000%,  05/01/06                 500         498
   Fowlerville County, School
     District Authority, MBIA, GO
     5.350%,  05/01/10                 500         501
   Gaylord, Community School
     Project, GO, Pre-refunded
     at 102 (A)
     6.600%,  05/01/02                 500         559
   Grand Rapids, Downtown
     Development Authority, MBIA, TA
     6.600%,  06/01/08                 545         612

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS

FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
   Michigan (CONTINUED)
   Grand Rapids, Sanitation and
     Sewer Authority, Improvement
     Project, RB
     6.875%,  01/01/10                $500        $539
   Grand Rapids, Water Supply
     Authority, FGIC, RB
     6.625%,  01/01/08                 500         542
   Grandville, Public School District
     Authority, FGIC, GO
     6.000%,  05/01/05                 310         337
   Grosse Ile Township, School
     District Authority, FGIC, GO
     5.600%,  05/01/10                 500         514
   Harrison, Community School
     Project, AMBAC, GO
     5.800%,  05/01/05                 500         535
   Holland, Electric Authority, RB,
     Pre-refunded at 100 (A)
     6.500%,  07/01/99                 400         423
   Huron Valley, School District
     Authority, FGIC, GO
     5.450%,  05/01/08                 500         518
   Jenison, Michigan Public School
     Authority, FGIC, GO
     5.400%,  05/01/08                 500         523
   Kalamazoo, Hospital Finance
     Authority, Borgess Medical Center
     Project, Series A, FGIC, RB
     6.250%,  07/01/04                 500         523
   Kent County, Building Authority, GO
     6.000%,  12/01/09                 500         517
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
   Kent County, Hospital Finance
     Authority, Pine Rest Christian
     Hospital Project, FGIC, RB
     6.500%,  11/01/10                $500        $542
   Kent, Hospital Finance Authority,
     Blodgett Memorial Hospital
     Project, MBIA, RB
     5.750%,  07/01/09                 500         503
   Kent, Hospital Finance Authority,
     Blodgett Memorial Medical Center
     Project, Series A, RB
     6.875%,  07/01/99                 128         136
   Kent, Hospital Finance Authority,
     Mary Free Hospital Project,
     Series A, RB
     6.500%,  04/01/05                 200         211
   Lansing, Building Authority, GO,
     Escrowed to Maturity
     7.150%,  06/01/03                 525         580
   Lansing, Finance Tax Increment,
     GO, Escrowed to Maturity
     5.200%,  10/01/98                 200         204
   Lenawee County, Building
     Authority, Human Services
     Project, AMBAC, GO
     6.000%,  05/01/09                 350         372
   Lincoln Park, School District
     Authority, FGIC, GO
     5.500%,  05/01/06                 500         523
   Macomb County, Waste Water
     Disposal Project, GO
     6.500%,  11/01/99                 200         206
   Mattawan, School District
     Authority, GO
     6.400%,  05/01/09                 500         536

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[FMB LOGO]

--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
  Michigan (CONTINUED)
   Michigan State Building Authority,
     AMBAC, RB
     6.750%,  10/01/07                $500        $549
   Michigan State Building Authority,
     University of Michigan General
     Hospital, AMBAC, RB,
     Pre-refunded at 102 (A)
     7.375%,  12/01/96                 250         255
   Michigan State Environmental
     Protection Program, GO,
     Pre-refunded at 102 (A)
     6.250%,  11/01/02               1,000       1,105
   Michigan State Higher Education
     Authority, Hope College Project,
     Series B, RB
     5.900%,  04/01/09                 350         357
   Michigan State Higher Education
     Authority, Student Loan, Series 13,
     AMBAC, RB
     5.700%,  04/01/02                 500         521
   Michigan State Hospital Finance
     Authority, Central Michigan
     Community Hospital, Series A, RB
     5.750%,  10/01/02                 300         309
   Michigan State Hospital Finance
     Authority, Daughters Charity
     Project, RB
     5.500%,  11/01/05                 500         523
   Michigan State Hospital Finance
     Authority, Detroit Medical Center
     Project, Series A, RB
     6.375%,  08/15/09                 500         522
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
   Michigan State Hospital Finance
     Authority, Holland Community
     Hospital Project, RB
     5.250%,  01/01/08                $750        $738
   Michigan State Hospital Finance
     Authority, Mercy Health Services,
     Series Q, AMBAC, RB
     5.100%,  08/15/07                 500         511
   Michigan State Hospital Finance
     Metropolitan Hospital Project,
     Series A, RB
     4.750%,  07/01/98                 200         200
   Michigan State Hospital Finance
     Authority, Otsego Memorial
     Hospital Project, RB (B)
     6.000%,  01/01/09                 660         677
   Michigan State Hospital Finance
     Authority, Saint John Hospital
     Project, Series A, AMBAC, RB
     5.750%,  05/15/04                 200         213
   Michigan State Hospital Finance
     Authority, Sparrow Obligated
     Group Project, MBIA, RB
     6.300%,  11/15/03                 615         673
   Michigan State Housing
     Development Authority, Walled
     Lake Villa Project, FSA, RB
     5.850%,  04/15/07                 420         443
   Michigan State Public Power
     Agency, Campbell Project,
     AMBAC, RB
     6.400%,  01/01/04                 235         242
   Michigan State Strategic Fund,
     Lutheran Social Services
     Project, RB (B)
     5.200%,  09/01/04                 400         406

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS

FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
   Michigan (CONTINUED)
   Northern Michigan University,
     AMBAC, RB
     5.500%,  12/01/09                $435        $434
   Novi, School District
     Authority, GO
     5.350%,  05/01/02                 275         287
   Oakland County, Economic
     Development Authority, Cranbrook
     Elderly Community Project, RB
     6.375%,  11/01/14                 500         553
   Oakland County, GO
     6.250%,  11/01/06                 500         525
   Otttawa County, Holland
     Township Extension, GO
     6.800%,  08/01/05                 500         539
   Paw Paw, Public School District,
     FGIC, GO
     6.500%,  05/01/09                 500         567
   Rochester Hills, Series B, GO,
     Pre-refunded at 102 (A)
     6.600%,  11/01/98                 465         496
   Rochester Hills, Transportation
     Fund, GO
     6.250%,  08/01/05                 200         209
   Rochester, School District
     Authority, GO, Pre-refunded
     at 100 (A)
     6.500%,  05/01/02                 150         165
   Rockford, Public School
     Authority, GO
     5.600%,  05/01/05                 500         525
   Saginaw, Water Authority, RB
     6.000%,  07/01/07                 865         902
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
   Saranac, School District
     Authority, GO
     5.700%,  05/01/07                $230        $237
   Troy, Downtown Development
     Authority, Series A, TA, RB
     6.100%,  11/01/10                 400         424
   University of Michigan, Hospital
     Revenue, Series A, RB
     5.700%,  12/01/04                 250         268
   University of Michigan, Major
     Capital Projects, RB
     5.800%,  04/01/10                 500         522
   Utica, Community Schools
     Project, GO
     5.700%,  05/01/06                 500         530
   Walled Lake, School District
     Authority, GO, Pre-refunded
     at 102 (A)
     6.500%,  05/01/99                 200         212
   Warren, School District Authority,
     GO, Pre-refunded at 102 (A)
     6.700%,  05/01/01                 500         555
   Warren, Transportation Fund, GO
     5.000%,  06/01/07                 405         401
   West Ottawa, Public School
     District, FGIC, GO
     5.400%,  05/01/09                 500         508
                                              --------
                                                31,990
                                              --------
       Total Municipal Bonds
       (Cost $30,685)                           31,990
                                              --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[FMB LOGO]

FMB MICHIGAN TAX-FREE BOND FUND (CONCLUDED)
--------------------------------------------------------
                                               Market
                                    Shares      Value
                                     (000)      (000)
--------------------------------------------------------
CASH EQUIVALENT -- 1.1%
   Federated Michigan Municipal
     Cash Trust                        345        $345
                                              --------
     Total Cash Equivalent
     (Cost $345)                                   345
                                              --------
     Total Investments -- 100.6%
     (Cost $31,030)                             32,335
                                              --------
OTHER ASSETS AND LIABILITIES -- (0.6%)
   Total Other Assets and Liabilities, Net        (203)
                                              --------
NET ASSETS:
   Shares of Institutional Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 2,139,553 outstanding shares            22,248
   Shares of Consumer Service Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 838,971 outstanding shares               8,678
   Undistributed net investment income               3
   Accumulated net realized loss
     on investments                               (102)
   Net unrealized appreciation on
     investments                                 1,305
                                              --------
     Total Net Assets -- 100.0%               $ 32,132
                                              ========
--------------------------------------------------------
                                               Market
                                                Value
                                                (000)
--------------------------------------------------------
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                        $10.79
                                              ========
   Net Asset Value and Redemption
     Price Per Share -- Consumer
     Service Class                              $10.79
                                              ========
   Maximum Offering Price Per
     Share -- Consumer Service
     Class ($10.79/97.00%)                      $11.12
                                              ========

(A)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B)  SECURITY IS BACKED BY A LETTER OF CREDIT.
AMBAC -- SECURITY INSURED BY AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- SECURITY INSURED BY FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- SECURITY INSURED BY FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- SECURITY INSURED BY MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
TA -- TAX ALLOCATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS

FMB DIVERSIFIED EQUITY FUND

[PIE CHART]

BUILDING AND CONSTRUCTION   2%
CHEMICALS AND DRUGS        13%
CONSUMER PRODUCTS          19%
DURABLE GOODS              21%
FINANCIAL                  10%
OIL AND ENERGY              8%
RETAIL                      5%
UTILITIES                   6%
MISCELLANEOUS               5%
CASH EQUIVALENTS           11%

% of Total Portfolio Investments (Unaudited)
--------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
--------------------------------------------------------
COMMON STOCKS -- 89.3%
   AEROSPACE & DEFENSE -- 2.4%
   Lockheed Martin                   7,000        $634
   Raytheon                         20,000       1,023
                                               -------
                                                 1,657
                                              -------
   AUTOMOTIVE -- 3.4%
   Ford Motor                       10,000         327
   Genuine Parts                    15,000         675
   TRW                              14,000       1,363
                                               -------
                                                 2,365
                                               -------
   BANKS -- 5.6%
   Banc One                         18,000         857
   Citicorp                         15,000       1,639
   Norwest                          30,000       1,403
                                               -------
                                                 3,899
                                               -------
--------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
--------------------------------------------------------
   BEAUTY PRODUCTS -- 2.6%
   Gillette                         13,000        $959
   International Flavors &
     Fragrances                     18,000         819
                                               -------
                                                 1,778
                                               -------
   BROADCASTING, NEWSPAPERS &
     ADVERTISING -- 0.6%
   U.S. West Media Group*           21,000         402
                                               -------
   CHEMICALS -- 1.5%
   Morton International             25,000       1,009
                                               -------
   COMPUTER SOFTWARE & SERVICES-- 7.0%
   Hewlett Packard                   7,000         377
   Microsoft*                       12,000       1,883
   Oracle*                          31,500       1,544
   Solectron*                       18,000       1,053
                                               -------
                                                 4,857
                                               -------
   DRUGS -- 9.3%
   Abbott Laboratories              25,000       1,394
   Johnson & Johnson                20,000       1,062
   Merck                             9,000         747
   Pfizer                           20,000       1,793
   Schering Plough                  20,000       1,425
                                           -----------
                                                 6,421
                                           -----------
   ELECTRICAL EQUIPMENT -- 6.8%
   AMP                              26,000         994
   Duracell International           10,000         666
   General Electric                 18,000       1,872
   Molex                            30,037       1,171
                                           -----------
                                                 4,703
                                           -----------
   ENTERTAINMENT -- 3.2%
   Carnival                         23,500         743
   Walt Disney                      20,000       1,475
                                           -----------
                                                 2,218
                                           -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]

[PIECHART]
% of Total Portfolio Investments (Unaudited)
--------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
--------------------------------------------------------
   ENVIRONMENTAL SERVICES -- 1.4%
   WMX Technologies                 26,000        $936
                                               -------
   FINANCIAL SERVICES -- 1.4%
   FNMA                             24,000         990
                                               -------
   FOOD, BEVERAGE & TOBACCO-- 9.0%
   CPC International                20,000       1,665
   H.J. Heinz                       12,000         454
   Hershey Foods                    22,000       1,097
   PepsiCo                          40,000       1,195
   Sara Lee                         29,000       1,138
   Sysco                            20,000         682
                                               -------
                                                 6,231
                                               -------
   GAS/NATURAL GAS -- 1.4%
   Enron                            21,000         961
                                               -------
   HOUSEHOLD PRODUCTS -- 2.6%
   Procter & Gamble                 16,500       1,794
                                               -------
   INSURANCE -- 2.9%
   AMBAC                            12,000         822
   American International Group     10,000       1,150
                                               -------
                                                 1,972
                                               -------
   LEISURE -- 3.3%
   Mattel                           35,000       1,081
   McDonald's                       25,000       1,169
                                               -------
                                                 2,250
                                               -------
   MACHINERY -- 1.1%
   Caterpillar                      10,000         791
                                               -------
   Miscellaneous Business Services -- 2.2%
   Automatic Data Processing        35,000       1,501
                                               -------
--------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
--------------------------------------------------------
   PETROLEUM REFINING -- 7.0%
   Chevron                          14,000        $938
   Exxon                            10,000         946
   Mobil                            12,000       1,452
   Royal Dutch Petroleum, ADR        9,000       1,529
                                               -------
                                                 4,865
                                               -------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.1%
   Eastman Kodak                     9,000         729
                                               -------
   PRINTING & PUBLISHING -- 1.2%
   R.R. Donnelley & Sons            24,500         821
                                               -------
   RETAIL -- 5.4%
   Albertsons'                      17,000         593
   Autozone*                        21,000         517
   Home Depot                       13,000         678
   Kohl's*                          15,000         598
   Walgreen                         32,400       1,353
                                               -------
                                                 3,739
                                               -------
   SEMI-CONDUCTORS/INSTRUMENTS -- 1.6%
   Motorola                         19,800       1,096
                                               -------
   SPECIALTY CONSTRUCTION -- 0.2%
   Oakwood Homes                     5,000         111
                                               -------
   TELEPHONES & TELECOMMUNICATION-- 5.1%
   Alltel                           29,000         924
   Ameritech                         8,000         471
   Lucent Technologies               7,194         369
   MCI Communications               31,300         955
   SBC Communications               15,000         789
                                               -------
                                                 3,508
                                               -------
       Total Common Stocks
       (Cost $37,093)                           61,604
                                               -------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS

FMB DIVERSIFIED EQUITY FUND (CONCLUDED)
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
REPURCHASE AGREEMENT -- 10.6%
========================================================
   First Union
     5.63%, dated 11/29/96,
     matures 12/02/96, repurchase
     price $7,325,435 (collateralized
     by U.S. Treasury Bill, par value
     $7,759,000, matures 08/21/97,
     market value $7,471,141)       $7,322     $ 7,322
                                               -------
       Total Repurchase Agreement
       (Cost $7,322)                             7,322
                                               -------
       Total Investments -- 99.9%
       (Cost $44,415)                           68,926
                                               -------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Total Other Assets and Liabilities, Net          77
                                               -------
   Shares of Institutional Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 3,488,093 outstanding shares            37,448
   Shares of Consumer Service Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 403,085 outstanding shares               4,368
   Undistributed net investment income              64
   Accumulated net realized gain
     on investments                              2,611
   Net unrealized appreciation
     on investments                             24,511
                                               -------
     Total Net Assets-- 100.0%                 $69,002
                                               =======
--------------------------------------------------------
                                               Market
                                                Value
                                                (000)
--------------------------------------------------------
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                        $17.73
                                               =======
   Net Asset Value and Redemption
     Price Per Share -- Consumer
     Service Class                              $17.73
                                               =======
   Maximum Offering Price Per
     Share -- Consumer Service
     Class ($17.73/96.00%)                      $18.47
                                               =======

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                                      [FMB LOGO]

STATEMENT OF OPERATIONS (000)

                                                                                 FMB          FMB
                                                                    FMB      Intermediate   Michigan       FMB
                                                                   Money      Government    Tax-Free   Diversified
                                                                  Market        Income        Bond       Equity
                                                                   Fund          Fund         Fund        Fund
                                                                  ------     ------------   --------   -----------
Investment Income:
   Interest Income                                                $6,967       $ 7,800       $1,731         $304
   Dividend Income                                                    --            --           --        1,050
                                                                  ------       -------       ------        -----
     Total Investment Income                                       6,967         7,800        1,731        1,354
                                                                  ------       -------       ------        -----
Expenses:
   Investment Advisory Fees                                          448           531          167          632
   Waiver of Investment Advisory Fees                                 --            --         (119)          --
   Administrator Fees                                                248           232           75          129
   Professional Fees                                                  54            49           15           26
   Transfer Agent Fees                                                48            38           35           39
   Distribution Fees (1)                                              51            21           36           22
   Waiver of Distribution Fees (1)                                   (16)          (11)         (20)         (11)
   Printing Expenses                                                  17            18            7           12
   Custodian Fees                                                     13            10           14           15
   Registration Fees                                                  19            19            8           14
   Amortization of Deferred Organizational Costs                       7             6            7            6
   Trustee Fees                                                        3             4            2            2
   Miscellaneous                                                      11            15            8           12
                                                                  ------       -------       ------        -----
     Total Expenses                                                  903           932          235          898
                                                                  ------       -------       ------        -----
Net Investment Income                                              6,064         6,868        1,496          456
                                                                  ------       -------       ------        -----
   Net Realized Gain on Securities Sold                               --            43           13        2,842
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                   --        (1,236)         (28)       9,761
                                                                  ------       -------       ------        -----
Net Realized and Unrealized Gain (Loss)
   on Investments                                                     --        (1,193)         (15)      12,603
                                                                  ------       -------       ------        -----
Net Increase in Net Assets From Operations                         6,064         5,675        1,481       13,059
                                                                  ======       =======       ======       ======

(1) DISTRIBUTION FEES ARE APPLICABLE TO THE CONSUMER SERVICE CLASS OF SHARES ONLY AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED NOVEMBER 30,

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                                                   FMB MONEY
                                                                                                  MARKET FUND
                                                                                           ------------------------
                                                                                             12/1/95      12/1/94
                                                                                           to 11/30/96  to 11/30/95
                                                                                           -----------  -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                                       $6,064       $5,938
   Net Realized Gain (Loss) on Securities Sold                                                     --          (88)
   Net Unrealized Appreciation (Depreciation) of Investment Securities                             --           --
                                                                                             --------     --------
   Net Increase in Net Assets Resulting from Operations                                         6,064        5,850
                                                                                             --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                                                                       (5,129)      (5,293)
     Consumer Service Class                                                                      (935)        (555)
                                                                                             --------     --------
        Total Distributions                                                                    (6,064)      (5,848)
                                                                                             --------     --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class
     Proceeds from Shares Issued                                                              289,946      269,856
     Reinvestment of Cash Distributions                                                            --          144
     Cost of Shares Redeemed                                                                 (224,594)    (286,105)
                                                                                             --------     --------
     Increase (Decrease) in Net Assets from Institutional Class Transactions                   65,352      (16,105)
                                                                                             --------     --------
   Consumer Service Class
     Proceeds from Shares Issued                                                               52,312       32,067
     Reinvestment of Cash Distributions                                                           906          544
     Cost of Shares Redeemed                                                                  (50,760)     (22,236)
                                                                                             --------     --------
     Increase (Decrease) in Net Assets Derived from Consumer Service Class Transactions         2,458       10,375
                                                                                             --------     --------
Increase (Decrease) in Net Assets Derived from Capital Share Transactions                      67,810       (5,730)
                                                                                             --------     --------
     Net Increase (Decrease) in Net Assets                                                     67,810       (5,728)
                                                                                             --------     --------
NET ASSETS:
   Beginning of Period                                                                        104,727      110,455
                                                                                             --------     --------
   End of Period                                                                             $172,537     $104,727
                                                                                             ========     ========
SHARES ISSUED AND REDEEMED:
   Institutional Class Shares:
     Shares Issued                                                                            289,946      269,856
     Shares Issued in Lieu of Cash Distributions                                                   --          144
     Shares Redeemed                                                                         (224,594)    (286,105)
                                                                                             --------     --------
     Net Increase (Decrease) Institutional Class Shares                                        65,352      (16,105)
                                                                                             --------     --------
   Consumer Service Class Shares:
     Shares Issued                                                                             52,312       32,067
     Shares Issued in Lieu of Cash Distributions                                                  906          544
     Shares Redeemed                                                                          (50,760)     (22,236)
                                                                                             --------     --------
     Net Increase (Decrease) Consumer Service Class Shares                                      2,458       10,375
                                                                                             --------     --------
   Net Increase (Decrease) in Shares                                                           67,810       (5,730)
                                                                                             ========     ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. SEE


ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                      [FMB LOGO]

    FMB INTERMEDIATE                   FMB MICHIGAN                     FMB DIVERSIFIED
 GOVERNMENT INCOME FUND             TAX-FREE BOND FUND                    EQUITY FUND
 ------------------------          ------------------------          ------------------------
  12/1/95       12/1/94               12/1/95     12/1/94              12/1/95     12/1/94
 to 11/30/96  to 11/30/95          to 11/30/96  to 11/30/95          to 11/30/96  to 11/30/95
 -----------  -----------          -----------  -----------          -----------  -----------
    $6,868       $7,442             $1,496       $1,414                 $456         $487
        43       (1,372)                13          (12)               2,842          539
    (1,236)       8,393                (28)       2,368                9,761       12,413
----------     --------            -------      -------            ---------    ---------
     5,675       14,463              1,481        3,770               13,059       13,439
----------     --------            -------      -------            ---------    ---------


    (6,645)      (6,917)            (1,010)        (814)                (448)        (406)
      (351)        (525)              (484)        (600)                 (44)         (44)
----------     --------            -------      -------            ---------    ---------
    (6,996)      (7,442)            (1,494)      (1,414)                (492)        (450)
----------     --------            -------      -------            ---------    ---------


    22,554       35,702              4,811        7,804               12,641       11,272
        --            1                 --            2                   --           --
   (27,917)     (43,010)            (2,469)      (3,942)             (15,397)     (11,896)
----------     --------            -------      -------            ---------    ---------
    (5,363)      (7,307)             2,342        3,864               (2,756)        (624)
----------     --------            -------      -------            ---------    ---------

       203          337              1,348        1,787                1,547          811
       276          431                373          508                   33           43
    (2,774)      (3,393)            (5,237)      (2,940)              (1,548)      (1,274)
----------     --------            -------      -------            ---------    ---------
    (2,295)      (2,625)            (3,516)        (645)                  32         (420)
----------     --------            -------      -------            ---------    ---------
    (7,658)      (9,932)            (1,174)       3,219               (2,724)      (1,044)
----------     --------            -------      -------            ---------    ---------
    (8,979)      (2,911)            (1,187)       5,575                9,843       11,945
----------     --------            -------      -------            ---------    ---------

   122,256      125,167             33,319       27,744               59,159       47,214
----------     --------            -------      -------            ---------    ---------
  $113,277     $122,256            $32,132      $33,319              $69,002     $ 59,159
==========     ========            =======      =======            =========    =========


     2,234        3,547                453          742                  796          879
        --           --                 --           --                   --           --
    (2,767)      (4,297)              (232)        (377)                (965)        (914)
----------     --------            -------      -------            ---------    ---------
      (533)        (750)               221          365                 (169)         (35)
----------     --------            -------      -------            ---------    ---------

        22           34                126          174                   98           62
        27           43                 37           48                    2            4
      (275)        (339)              (493)        (281)                 (97)        (102)
----------     --------            -------      -------            ---------    ---------
      (226)        (262)              (330)         (59)                   3          (36)
----------     --------            -------      -------            ---------    ---------
      (759)      (1,012)              (109)         306                 (166)         (71)
==========     ========            =======      =======            =========    =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOR THE PERIOD ENDED NOVEMBER 30,

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                      [FMB LOGO]

                                              NET
                     NET                 REALIZED AND                                                          NET
                    ASSET                 UNREALIZED     DIVIDENDS   DISTRIBUTIONS      NET                  ASSETS        RATIO
                    VALUE       NET        GAINS OR      FROM NET        FROM       ASSET VALUE                END      OF EXPENSES
                  BEGINNING INVESTMENT     (LOSSES)     INVESTMENT      CAPITAL         END       TOTAL     OF PERIOD   TO AVERAGE
                  OF PERIOD   INCOME     ON SECURITIES    INCOME         GAINS       OF PERIOD  RETURN(2)     (000)     NET ASSETS
                  --------- ----------   -------------  ----------   -------------  ----------- ---------   ---------   -----------
---------------------
FMB MONEY MARKET FUND
---------------------
   INSTITUTIONAL CLASS
   1996            $1.00      $0.05            --         $(0.05)          --          $1.00     4.87%      $152,549       0.68%
   1995             1.00       0.05            --          (0.05)          --           1.00     5.28%        87,238       0.65%
   1994             1.00       0.04            --          (0.04)          --           1.00     3.51%       103,301       0.68%
   1993             1.00       0.03            --          (0.03)          --           1.00     2.97%        65,448       0.32%
   1992(1)          1.00       0.04            --          (0.04)          --           1.00     3.78%        58,596       0.27%
   CONSUMER CLASS
   1996            $1.00      $0.05            --         $(0.05)          --          $1.00     4.70%       $19,988       0.86%
   1995             1.00       0.05            --          (0.05)          --           1.00     5.28%        17,489       0.65%
   1994             1.00       0.04            --          (0.04)          --           1.00     3.51%         7,154       0.68%
   1993             1.00       0.03            --          (0.03)          --           1.00     2.97%         1,485       0.32%
   1992(1)          1.00       0.04            --          (0.04)          --           1.00     3.67%           208       0.39%

---------------------------------------
FMB INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------
   INSTITUTIONAL CLASS
   1996           $10.24      $0.59        $(0.10)        $(0.60)          --         $10.13     4.97%      $108,047       0.79%
   1995             9.66       0.61          0.58          (0.61)          --          10.24    12.64%       114,646       0.78%
   1994            10.46       0.57         (0.80)         (0.57)          --           9.66    (2.23%)      115,449       0.83%
   1993            10.10       0.59          0.36          (0.59)          --          10.46     9.60%       105,820       0.50%
   1992(1)         10.00       0.60          0.10          (0.60)          --          10.10     7.10%        81,371       0.43%
   CONSUMER CLASS
   1996           $10.24      $0.57        $(0.10)        $(0.58)          --         $10.13     4.80%        $5,230       0.95%
   1995             9.66       0.61          0.58          (0.61)          --          10.24    12.64%         7,610       0.78%
   1994            10.46       0.57         (0.80)         (0.57)          --           9.66    (2.23%)        9,718       0.83%
   1993            10.10       0.59          0.36          (0.59)          --          10.46     9.60%        10,872       0.50%
   1992(1)         10.00       0.58          0.10          (0.58)          --          10.10     6.95%         5,440       0.61%

                                     NET        RATIO OF
                       RATIO     OF EXPENSES   NET INCOME
                      OF NET     TO AVERAGE    TO AVERAGE
                      INCOME     NET ASSETS    NET ASSETS                AVERAGE
                    TO AVERAGE   (EXCLUDING    (EXCLUDING   PORTFOLIO  COMMISSIONS
                    NET ASSETS    WAIVERS)      WAIVERS)    TURNOVER      RATE+
                    ----------   -----------   ----------   ---------  -----------
---------------------
FMB MONEY MARKET FUND
---------------------
   INSTITUTIONAL CLASS
   1996                4.79%         0.68%        4.79%        N/A         N/A
   1995                5.16%         0.65%        5.16%        N/A         N/A
   1994                3.46%         0.70%        3.44%        N/A         N/A
   1993                2.91%         0.68%        2.55%        N/A         N/A
   1992(1)             3.59%         0.91%        2.95%        N/A         N/A
   CONSUMER CLASS
   1996                4.61%         0.93%        4.54%        N/A         N/A
   1995                5.16%         0.65%        5.16%        N/A         N/A
   1994                3.46%         0.70%        3.44%        N/A         N/A
   1993                2.91%         0.68%        2.55%        N/A         N/A
   1992(1)             3.46%         1.03%        2.82%        N/A         N/A

---------------------------------------
FMB INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------
   INSTITUTIONAL CLASS
   1996                5.89%         0.79%        5.89%        16%         N/A
   1995                6.09%         0.78%        6.09%        27%         N/A
   1994                6.45%         0.85%        6.43%        20%         N/A
   1993                5.66%         0.78%        5.38%        17%         N/A
   1992(1)             5.85%         0.90%        5.38%        29%         N/A
   CONSUMER CLASS
   1996                5.73%         1.14%        5.54%        16%         N/A
   1995                6.09%         0.78%        6.09%        27%         n/a
   1994                6.45%         0.85%        6.43%        20%         n/a
   1993                5.66%         0.78%        5.38%        17%         n/a
   1992(1)             5.67%         1.08%        5.20%        29%         n/a

+ AVERAGE COMMISSION RATE PAID PER SHARE OF EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1) THE FMB MONEY MARKET, FMB INTERMEDIATE GOVERNMENT INCOME, FMB MICHIGAN TAX-FREE BOND AND FMB DIVERSIFIED EQUITY FUNDS COMMENCED OPERATIONS DECEMBER 2, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22 & 23

FOR THE PERIOD ENDED NOVEMBER 30,

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                              NET
                     NET                 REALIZED AND                                                          NET
                    ASSET                 UNREALIZED     DIVIDENDS   DISTRIBUTIONS      NET                  ASSETS        RATIO
                    VALUE       NET        GAINS OR      FROM NET        FROM       ASSET VALUE                END      OF EXPENSES
                  BEGINNING INVESTMENT     (LOSSES)     INVESTMENT      CAPITAL         END       TOTAL     OF PERIOD   TO AVERAGE
                  OF PERIOD   INCOME     ON SECURITIES    INCOME         GAINS       OF PERIOD  RETURN(2)     (000)     NET ASSETS
                  --------- ----------   -------------  ----------   -------------  ----------- ---------   ---------   -----------
--------------------------------
FMB Michigan Tax-Free Bond Fund
--------------------------------
   INSTITUTIONAL CLASS
   1996            $10.79      $0.50         $  --        $(0.50)      $   --         $10.79     4.78%        $23,082      0.68%
   1995              9.97       0.49          0.82         (0.49)          --          10.79    13.21%         20,700      0.70%
   1994             10.61       0.47         (0.63)        (0.47)       (0.01)          9.97    (1.49%)        15,495      0.51%
   1993             10.24       0.49          0.37         (0.49)          --          10.61     8.53%         11,779      0.35%
   1992(1)          10.00       0.48          0.24         (0.48)          --          10.24     7.29%          6,043      0.29%
   CONSUMER CLASS
   1996            $10.79      $0.48         $  --        $(0.48)      $   --         $10.79     4.61%         $9,050      0.84%
   1995              9.97       0.49          0.82         (0.49)          --          10.79    13.21%         12,619      0.70%
   1994             10.61       0.47         (0.63)        (0.47)       (0.01)          9.97    (1.49%)        12,249      0.51%
   1993             10.24       0.49          0.37         (0.49)          --          10.61     8.53%         14,771      0.35%
   1992(1)          10.00       0.46          0.24         (0.46)          --          10.24     7.17%          4,572      0.46%

----------------------------
FMB Diversified Equity Fund
----------------------------
   INSTITUTIONAL CLASS
   1996            $14.58      $0.12        $ 3.16        $(0.13)      $   --         $17.73    22.58%        $61,857      1.41%
   1995             11.44       0.12          3.13         (0.11)          --          14.58    28.54%         53,325      1.50%
   1994             11.37       0.07          0.08         (0.08)          --          11.44     1.34%         42,229      1.61%
   1993             11.61       0.09         (0.25)        (0.08)          --          11.37    (1.40%)        38,979      1.50%
   1992(1)          10.00       0.12          1.60         (0.11)          --          11.61    17.31%         29,596      1.42%
   CONSUMER CLASS
   1996            $14.58      $0.09        $ 3.17        $(0.11)      $   --         $17.73    22.44%         $7,145      1.58%
   1995             11.44       0.12          3.13         (0.11)          --          14.58    28.54%          5,833      1.50%
   1994             11.37       0.07          0.08         (0.08)          --          11.44     1.34%          4,985      1.61%
   1993             11.61       0.09         (0.25)        (0.08)          --          11.37    (1.40%)         5,634      1.50%
   1992(1)          10.00       0.10          1.60         (0.09)          --          11.61    17.16%          3,377      1.64%

                                     NET        RATIO OF
                       RATIO     OF EXPENSES   NET INCOME
                      OF NET     TO AVERAGE    TO AVERAGE
                      INCOME     NET ASSETS    NET ASSETS                AVERAGE
                    TO AVERAGE   (EXCLUDING    (EXCLUDING   PORTFOLIO  COMMISSIONS
                    NET ASSETS    WAIVERS)      WAIVERS)    TURNOVER      RATE+
                    ----------   -----------   ----------   ---------  -----------
--------------------------------
FMB Michigan Tax-Free Bond Fund
--------------------------------
   INSTITUTIONAL CLASS
   1996              4.72%         1.05%           4.35%      16%          n/a
   1995              4.62%         1.18%           4.14%      35%          n/a
   1994              4.50%         1.19%           3.82%      22%          n/a
   1993              4.59%         1.38%           3.56%      13%          n/a
   1992(1)           4.68%         2.55%           2.42%      30%          n/a
   CONSUMER CLASS
   1996              4.55%         1.40%           4.00%      16%          n/a
   1995              4.62%         1.18%           4.14%      35%          n/a
   1994              4.50%         1.19%           3.82%      22%          n/a
   1993              4.59%         1.38%           3.56%      13%          n/a
   1992(1)           4.50%         2.72%           2.24%      30%          n/a

----------------------------
FMB Diversified Equity Fund
----------------------------
   INSTITUTIONAL CLASS
   1996              0.74%         1.41%           0.74%       9%        $0.0800
   1995              0.92%         1.50%           0.92%      20%          n/a
   1994              0.69%         1.61%           0.69%      49%          n/a
   1993              0.82%         1.53%           0.79%      22%          n/a
   1992(1)           1.12%         2.05%           0.49%       5%          n/a
   CONSUMER CLASS
   1996              0.57%         1.76%           0.39%       9%        $0.0800
   1995              0.92%         1.50%           0.92%      20%          n/a
   1994              0.69%         1.61%           0.69%      49%          n/a
   1993              0.82%         1.53%           0.79%      22%          n/a
   1992(1)           0.97%         2.29%           0.32%       5%          n/a

+ AVERAGE COMMISSION RATE PAID PER SHARE OF EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1) THE FMB MONEY MARKET, FMB INTERMEDIATE GOVERNMENT INCOME, FMB MICHIGAN TAX-FREE BOND AND FMB DIVERSIFIED EQUITY FUNDS COMMENCED OPERATIONS DECEMBER 2, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24 & 25

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
FMB Funds, Inc. (the "Company"), established as a Maryland corporation on September 20, 1991, is registered under the Investment Company Act of 1940, as an open-end management company. The Company currently consists of four separate investment portfolios: FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund (collectively, the "Funds"), each with two classes of shares known as the Institutional Class and the Consumer Service Class. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:

SECURITY VALUATION -- Investment securities held by the FMB Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Investment securities of the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund which are listed on a securities exchange for which market quotations are readily available, are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted mean between bid and ask price as provided by a pricing service. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized costs. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provisions for Federal income taxes are required.

DIVIDENDS TO SHAREHOLDERS -- The FMB Money Market Fund, FMB Intermediate Government Income Fund, and FMB Michigan Tax-Free Bond Fund each declares dividends of substantially all of their net investment income daily and pays

[FMB LOGO]

those dividends monthly. The FMB Diversified Equity Fund declares and pays as a dividend substantially all of its net investment income quarterly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions are recorded on ex-date for shareholders.

ORGANIZATIONAL COSTS -- Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day separately for each class within each Fund. The maximum offering price per share for the Consumer Services Class shares of the FMB Intermediate Government Income and FMB Michigan Tax-Free Bond Funds is equal to the net assets per share plus a sales load of 3.00%. The maximum offering price per share for the FMB Diversified Equity Fund is equal to the net assets per share plus a sales load of 4.00%.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Company state that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are prorated to the Funds on the basis of relative net assets. The Consumer Service Class bears a class specific 12b-1 fee. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of relative net asset value each day.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
FMB-Trust, a wholly-owned subsidiary of First Michigan Bank Corporation, is the Funds' Adviser. First Michigan Bank Corporation is the Funds' sub-adviser. The sub-adviser is paid by the Adviser.

Pursuant to the Investment Advisory Agreement, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers each Fund's investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Investment Advisory Agreement provide for annual fees at the following percentages of average daily net assets.

For the FMB Money Market Fund:

0.35% of first $500 million in average net assets; 0.30% of next $500 million in average net assets; and 0.25% of average net assets over $1 billion.

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS

For the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund: 0.45%, 0.55%, and 1.00% of average daily net assets, respectively.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Company and SEI Fund Resources ("SFR") are parties to an administration agreement (the "Administrative Agreement") dated March 23, 1996. Under the terms of the Administrative Agreement SFR is entitled to receive an annual fee of 0.20% on the daily average net assets of the Funds. Such fee is computed daily and paid monthly.

Prior to March 23, 1996, Furman Selz LLP ("Furman Selz") acted as the Company's administrator for which it received an annual fee of 0.15% of average daily net assets of each Fund. Furman Selz also provided fund accounting services to the Funds. Each Fund paid $2,500 per month to Furman Selz for performing fund accounting services.

The Company and SEI Financial Services Company (the "Distributor") are parties to a Distribution Agreement dated March 23, 1996. The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Consumer Service shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% for the FMB Money Market and up to 0.35% for the FMB Intermediate Government Income, FMB Michigan Tax-Free Bond and FMB Diversified Equity Funds per annum of each Fund's Consumer Service Class average daily net assets for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Classes. The Distributor voluntarily waived 0.10% of the distribution fee for the period ended November 30, 1996. Prior to March 23, 1996, Macatawa Distributor, Inc., a wholly-owned subsidiary of Furman Selz, served as the Funds' distributor under a separate Distribution Plan which provided for reimbursement of 0.35% of average daily net assets of the Consumer Service Class for the FMB Intermediate Government Income, FMB Michigan Tax Free Bond and FMB Diversified Equity Funds and 0.25% of the average daily net assets of the Consumer Service Class for the FMB Money Market Fund. During the period Macatawa Distributor, Inc. served as Distributor, no distribution expenses were incurred by the Funds. The Fund's paid approximately $24,000 to affiliated brokers for commissions earned on the sales of the shares of the Funds for the fiscal year ended November 30, 1996.

Certain officers of the Company are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Funds.

5. OTHER TRANSACTIONS WITH AFFILIATES
The Company and SFR are parties to a transfer agency and service agreement dated March 23, 1996 under which SFR provides transfer agency services to the Company. Prior to March 23, 1996, Furman Selz acted as the Transfer Agent of the Company.

[FMB LOGO]

6. CONCENTRATION OF CREDIT RISK
The FMB Michigan Tax-Free Bond Fund invests substantially all of its assets in a portfolio of debt obligations issued by the State of Michigan and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of Michigan.


7. FEDERAL INCOME TAX STATUS
At November 30, 1996, the FMB Money Market Fund had capital loss carryforwards of $88,000 available through the year 2003 to offset future realized capital gains.

During the fiscal year ended November 30, 1996, the FMB Intermediate Government Income Fund utilized $38,019 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $391,658 available through the year 2002 and $1,366,912 available through the year 2003 to offset future realized capital gains.

During the fiscal year ended November 30, 1996, the FMB Michigan Tax-Free Bond Fund utilized $13,753 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $19,764 available through the year 2002 and $81,193 available through the year 2003 to offset future realized capital gains.

During the fiscal year ended November 30, 1996, the FMB Diversified Equity Fund utilized $230,697 of capital loss carryforwards.

8. INVESTMENT TRANSACTIONS
During the year ended November 30, 1996, the cost of security purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                   PURCHASES
                             U.S.
                          Government        Other           Total
                          ----------      ----------     ----------
FMB Intermediate
  Government Income Fund     $21,152      $    --         $21,152
FMB Michigan Tax-Free
  Bond Fund                     --          5,061           5,061
FMB Diversified Equity Fund     --          5,151           5,151

                                     SALES
                             U.S.
                          Government        Other           Total
                          ----------      ----------     ----------
FMB Intermediate
  Government Income Fund     $16,313      $    --         $16,313
FMB Michigan Tax-Free
  Bond Fund                     --          5,358           5,358
FMB Diversified Equity Fund     --          9,983           9,983

At November 30, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized appreciation and depreciation for securities held at November 30, 1996, for each Fund were as follows :

                           Aggregate      Aggregate
                            Gross           Gross
                         Appreciation    Depreciation        Net
                         ------------    ------------     ----------
AGGREGATE GROSS UNREALIZED
  GAIN (LOSS) (000)
FMB Intermediate
  Government Income Fund   $  1,562        $(174)         $  1,388
FMB Michigan Tax-Free
  Bond Fund                   1,305          --              1,305
FMB Diversified Equity Fund  24,681         (170)           24,511

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of FMB Funds, Inc.



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax Free Bond Fund and FMB Diversified Equity Fund, separately managed portfolios of FMB Funds, Inc. (the "Company"), at November 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP

30 South Seventeenth Street
Philadelphia, Pennsylvania 19103
January 20, 1997

NOVEMBER 30, 1996
(UNAUDITED)
                                                                      [FMB LOGO]

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.



Dear FMB Shareholders:

For the fiscal year ended November 30, 1996, each portfolio is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                               (A)           (B)
                                            LONG TERM      ORDINARY           (C)                      (E)
                                          CAPITAL GAINS     INCOME           TOTAL          (D)        TAX
                                          DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS   QUALIFYING   EXEMPT
PORTFOLIO                                  (TAX BASIS)    (TAX BASIS)     (TAX BASIS)    DIVIDENDS1   INTEREST
---------                                 -------------  -------------   -------------   ----------   --------
FMB Money Market Fund                          0%            100%            100%            0%          0%
FMB Intermediate Government Income Fund        0%            100%            100%            0%          0%
FMB Michigan Tax-Free Bond Fund                0%            100%            100%            0%         98%
FMB Diversified Equity Fund                    0%            100%            100%          100%          0%

Please consult your tax adviser for proper treatment of this information.



------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
 * ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE PORTFOLIO'S TOTAL DISTRIBUTIONS.
** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.
31

[FMB LOGO]

BOARD OF DIRECTORS

Michael R. Mucciolo*
   Chairman of the Board
   Senior Vice President and Chief Financial Officer,
   Beverage America, Inc.

Valerie T. Ambrose
   Corporate Director of Community Out Reach,
   Holland Community Hospital

William K. Anderson*
   Vice President for Business & Finance
   and Treasurer, Hope College

Timothy C. Morawski
   General Manager, Board of Public Works,
   City of Holland, Michigan

*Member of Audit Committee

OFFICERS

David G. Lee
   President & Chief Executive Officer

Stephen G. Meyer
   Controller, Treasurer & Chief Financial Officer

Todd Cipperman
   Vice President & Secretary

Kathryn L. Stanton
   Vice President & Assistant Secretary

Kevin P. Robins
   Vice President & Assistant Secretary

Sandra K. Orlow
   Vice President & Assistant Secretary

Barbara Nugent
   Vice President & Assistant Secretary

Marc Cahn
   Vice President & Assistant Secretary

Joseph M. Lydon
   Vice President & Assistant Secretary

James Burns, Esq.
   Assistant Secretary

                                                                      [FMB LOGO]
ANNUAL REPORT
NOVEMBER 30, 1996

FMB FUNDS, INC.
P.O. Box 8526
Boston, MA 02266-8526
(800) 453-4234

INVESTMENT ADVISER
FMB--Trust
One Financial Plaza
Holland, MI 49423

INVESTMENT SUB-ADVISER
First Michigan Bank Corporation
One Financial Plaza
Holland, MI 49423

DISTRIBUTOR
SEI Financial Services Company
Oaks, PA 19456

ADMINISTRATOR
SEI Fund Resources
Oaks, PA 19456

CUSTODIAN
The First National Bank of Chicago
One First National Plaza
Chicago, IL 60670

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
30 South Seventeenth Street
Philadelphia, PA 19103

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

This report is for the information of the shareholders of the FMB Funds, Inc. Its use in connection with any offering of the Funds' shares is authorized only in case of a concurrent or prior delivery of the Funds' current prospectus.